Angel Oak Mortgage-Backed Securities ETF
Schedule of Investments
April 30, 2024 (Unaudited)
	Principal
Asset-Backed Securities ― 3.91%	Amount	Value
Automobile ― 1.07%
Carvana Auto Receivables Trust, Series 2020-N1A, Class E, 5.200%, 7/15/2027 (a)	$144,351	$141,644
Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.800%, 7/16/2029 (a)	200,000	199,245
		340,889
Consumer ― 2.84%
Foundation Finance Trust, Series 2021-2A, Class D, 5.730%, 1/15/2042 (a)	500,000	467,175
Goldman Home Improvement Trust, Series 2021-GRN2, Class D, 4.000%, 6/25/2051 (a)	484,834	437,749
		904,924
TOTAL ASSET-BACKED SECURITIES (Cost ― $1,318,260)		$1,245,813

Commercial Mortgage-Backed Securities ― 1.29%
BBCMS Mortgage Trust, Series 2022-C17, Class A5, 4.441%, 9/15/2055	200,000	181,240
Greystone CRE Notes Ltd., Series 2021-HC2, Class C, 8.685% (TSFR1M + 3.364%), 12/15/2039 (a)(b)	250,000	229,274
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost ― $432,245)		$410,514

Commercial Mortgage-Backed Securities - U.S. Government Agency ― 4.72%
Federal Home Loan Mortgage Corp., Series 2019-KF58, Class B, 7.587% (SOFR30A + 2.264%), 1/25/2026 (a)(b)	253,287	248,612
Federal Home Loan Mortgage Corp., Series K-G05, Class A2, 2.000%, 1/25/2031	250,000	206,502
Federal Home Loan Mortgage Corp., Series KSG3, Class A2, 2.650%, 5/25/2032 (c)	200,000	167,775
Federal Home Loan Mortgage Corp., Series K-SG4, Class A2, 3.400%, 8/25/2032 (c)	1,000,000	884,083
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost ― $1,635,756)		$1,506,972

Corporate Obligations ― 2.66%
Financial ― 2.66%
Dime Community Bancshares, Inc., 5.000% (TSFR1M + 2.180%), 5/15/2032 (b)	500,000	447,561
Forbright, Inc., 4.000% (TSFR1M + 2.890%), 1/1/2032 (a)(b)	500,000	402,405
TOTAL CORPORATE OBLIGATIONS (Cost ― $1,000,000)		$849,966

Residential Mortgage-Backed Securities ― 58.03%
BRAVO Residential Funding Trust, Series 2021-A, Class A1, 4.991%, 10/25/2059 (a)(d)	256,939	252,584
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A3, 1.435%, 3/25/2060 (a)(c)	473,321	441,248
COLT Mortgage Loan Trust, Series 2021-3, Class M1, 2.304%, 9/27/2066 (a)(c)	135,000	77,810
COLT Mortgage Loan Trust, Series 2022-2, Class B1, 3.943%, 2/25/2067 (a)(c)	500,000	378,713
COLT Mortgage Loan Trust, Series 2024-INV1, Class A3, 6.479%, 12/25/2068 (a)(d)	966,132	962,130
COLT Mortgage Loan Trust, Series 2024-1, Class A1, 5.835%, 2/25/2069 (a)(d)	283,218	281,086
Corevest American Finance Trust, Series 2020-4, Class D, 2.712%, 12/15/2052 (a)	300,000	235,964
Credit Suisse Mortgage Trust, Series 2021-AFC1, Class M1, 2.193%, 3/25/2056 (a)(c)	1,000,000	545,989
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class M1, 2.282%, 2/25/2066 (a)(c)	50,000	31,251
Deephaven Residential Mortgage Trust, Series 2021-2, Class M1, 2.217%, 4/25/2066 (a)(c)	100,000	72,039
Ellington Financial Mortgage Trust, Series 2021-2, Class M1, 2.296%, 6/25/2066 (a)(c)	139,000	87,423
Ellington Financial Mortgage Trust, Series 2024-INV1, Class A1A, 6.557%, 3/25/2069 (a)(d)	500,000	506,688
Ellington Financial Mortgage Trust, Series 2024-INV1, Class B1, 7.592%, 3/25/2069 (a)(c)	500,000	484,101
FIGRE Trust, Series 2024-HE1, Class A, 6.165%, 3/25/2054 (a)(c)	487,470	486,566
FIGRE Trust, Series 2024-HE1, Class D, 7.186%, 3/25/2054 (a)(c)	243,735	243,404
GCAT Trust, Series 2021-NQM7, Class A1, 1.915%, 8/25/2066 (a)(c)	262,589	233,505
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3, 1.617%, 6/25/2056 (a)(c)	233,479	195,333
JP Morgan Mortgage Trust, Series 2019-6, Class B3, 4.276%, 12/25/2049 (a)(c)	90,544	79,028
JP Morgan Mortgage Trust, Series 2020-2, Class B4, 3.823%, 7/25/2050 (a)(c)	346,927	283,415
JP Morgan Mortgage Trust, Series 2020-3, Class B4, 3.838%, 8/25/2050 (a)(c)	345,063	282,029
JP Morgan Wealth Management, Series 2020-ATR1, Class A5, 3.000%, 2/25/2050 (a)(c)	2,000,000	1,651,026
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A15, 3.000%, 4/25/2052 (a)(c)	2,201,294	1,792,615
MFA Trust, Series 2021-RPL1, Class A2, 2.072%, 7/25/2060 (a)(c)	500,000	393,892
MFA Trust, Series 2021-RPL1, Class M2, 2.855%, 7/25/2060 (a)(c)	500,000	381,116
Mill City Mortgage Loan Trust, Series 2017-2, Class M3, 3.250%, 7/25/2059 (a)(c)	160,000	141,431
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-3, Class B4, 6.580%, 9/25/2053 (a)(c)	250,000	216,138
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM1, Class A2, 6.405%, 12/25/2068 (a)(d)	933,871	933,825
New Residential Mortgage Loan Trust, Series 2019-2A, Class B6, 4.813%, 12/25/2057 (a)(c)	290,520	183,567
OBX Trust, Series 2022-INV1, Class A18, 3.000%, 12/25/2051 (a)(c)	179,600	145,457
OBX Trust, Series 2021-NQM2, Class A3, 1.563%, 5/25/2061 (a)(c)	286,577	227,553
Pretium Mortgage Credit Partners LLC, Series 2021-NPL1, Class A1, 5.240%, 9/27/2060 (a)(d)	209,210	205,425
PRPM LLC, Series 2024-1, Class A1, 6.959%, 2/25/2029 (a)(d)	243,625	243,082
PRPM LLC, Series 2024-2, Class A1, 7.026%, 3/25/2029 (a)(d)	791,078	794,695
PRPM LLC, Series 2021-RPL1, Class M1, 2.680%, 7/25/2051 (a)(c)	1,000,000	779,018
PRPM LLC, Series 2023-NQM3, Class M1, 7.250%, 11/25/2068 (a)(c)	250,000	252,084
PRPM LLC, Series 2024-NQM1, Class A3, 6.671%, 12/25/2068 (a)(d)	492,496	493,435
Rate Mortgage Trust, Series 2021-J3, Class A25, 2.500%, 10/25/2051 (a)(c)	500,000	301,052
RCKT Mortgage Trust, Series 2022-4, Class A2, 3.500%, 6/25/2052 (a)(c)	797,654	674,302
Sequoia Mortgage Trust, Series 2024-2, Class A13, 6.000%, 12/25/2053 (a)(c)	500,000	497,859
Sequoia Mortgage Trust, Series 2024-1, Class A13, 6.000%, 1/25/2054 (a)(c)	300,000	298,162
SGR Residential Mortgage Trust, Series 2021-1, Class M1, 2.501%, 7/25/2061 (a)(c)	744,000	464,583
Starwood Mortgage Residential Trust, Series 2022-3, Class A1, 4.161%, 3/25/2067 (a)(c)	214,456	202,566
Towd Point Mortgage Trust, Series 2020-4, Class M1, 2.875%, 10/25/2060 (a)	565,000	433,561
Verus Securitization Trust, Series 2021-5, Class M1, 2.331%, 9/25/2066 (a)(c)	250,000	161,370
Verus Securitization Trust, Series 2022-3, Class A3, 4.130%, 2/25/2067 (a)(c)	234,462	210,361
Wells Fargo Mortgage Backed Securities, Series 2021-2, Class A3, 2.500%, 6/25/2051 (a)(c)	330,497	273,918
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost ― $19,539,254)		$18,512,399

Residential Mortgage-Backed Securities - U.S. Government Agency ― 25.94%
Federal Home Loan Mortgage Corp., 2.000%, 6/1/2036	$346,202	$298,773
Federal Home Loan Mortgage Corp., 3.000%, 1/1/2052	846,255	699,610
Federal Home Loan Mortgage Corp., 5.000%, 7/1/2052	369,078	352,655
Federal Home Loan Mortgage Corp., 5.000%, 8/1/2052	902,571	857,332
Federal Home Loan Mortgage Corp., 3.500%, 9/1/2052	324,522	279,708
Federal National Mortgage Association, 4.000%, 4/1/2042	457,349	417,989
Federal National Mortgage Association, 4.500%, 7/1/2052	359,985	332,112
Federal National Mortgage Association, 4.500%, 8/1/2052	927,563	855,744
Federal National Mortgage Association, 5.000%, 8/1/2052	857,245	814,277
Government National Mortgage Association, 2.000%, 5/20/2036	189,323	160,383
Government National Mortgage Association, 2.500%, 2/20/2051	202,612	167,027
Government National Mortgage Association, 2.500%, 4/20/2051	222,032	183,037
Government National Mortgage Association, 2.500%, 4/20/2051	242,851	199,744
Government National Mortgage Association, 2.500%, 4/20/2051	223,204	181,910
Government National Mortgage Association, 2.500%, 4/20/2051	135,773	112,012
Government National Mortgage Association, 5.000%, 10/20/2052	454,653	435,576
Government National Mortgage Association, 5.000%, 11/20/2052	460,119	440,238
Government National Mortgage Association, 4.500%, 2/20/2053	813,652	757,740
Government National Mortgage Association, 4.500%, 5/20/2053	483,137	449,937
Government National Mortgage Association, 5.000%, 7/20/2053	293,025	280,363
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost ― $9,039,524)		$8,276,167

Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer ― 1.62%
Federal Home Loan Mortgage Corp., Series 2021-DNA6, Class B1, 8.730% (SOFR30A + 3.400%), 10/25/2041 (a)(b)	500,000	518,281
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost ― $478,404)		$518,281

Short-Term Investments ― 1.46%	Shares
Money Market Funds ― 1.46%
First American Government Obligations Fund, Class U, 5.244% (e)(f)	464,815	464,815
TOTAL MONEY MARKET FUNDS (Cost ― $464,815)		$464,815
TOTAL INVESTMENTS ― 99.63% (Cost ― $33,908,258)		$31,784,927
Other Assets in Excess of Liabilities ― 0.37%		117,396
NET ASSETS ― 100.00%		$31,902,323

LIBOR:	London Inter-Bank Offered Rate
SOFR:	Secured Overnight Financing Rate
SOFR30A:	Secured Overnight Financing Rate 30 Day Average
TSFRM:	Term Secured Overnight Financing Rate

(a)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted. At April 30, 2024, the value of these securities amounted to
$21,156,784 or 66.32% of net assets.

(b)
Variable or floating rate security based on a reference index and spread.  Certain securities are fixed to variable and currently in the fixed phase. Securities that reference SOFR may have been subject to a credit spread adjustment, particularly legacy holdings that previously referenced LIBOR and have transitioned to SOFR as the base lending rate. Rate disclosed is the rate in effect as of April 30, 2024.

(c)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of April 30, 2024.
(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of April 30, 2024.
(e)	Rate disclosed is the seven day yield as of April 30, 2024.
(f)	$14,130 of this security has been pledged as collateral in connection with open futures contracts.

Schedule of Open Futures Contracts

Long Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Value & Unrealized Appreciation (Depreciation)

3-Year U.S. Treasury Note Future	June 2024	6	$628,453	($11,693)
5-Year U.S. Treasury Note Future	June 2024	40	4,297,500	(104,984)
10-Year U.S. Treasury Note Future	June 2024	13	1,479,563	(50,928)
Total				($167,605)

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, mortgage-backed securities, collateralized loan obligations, corporate obligations, and whole loans are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter ("OTC") markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. OTC financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Funds’ valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of April 30, 2024:

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$-	$1,245,813	$-	$1,245,813
Commercial Mortgage-Backed Securities	-	410,514	-	410,514
Commercial Mortgage-Backed Securities - U.S. Government Agency	-	1,506,972	-	1,506,972
Corporate Obligations	-	849,966	-	849,966
Residential Mortgage-Backed Securities	-	18,512,399	-	18,512,399
Residential Mortgage-Backed Securities - U.S. Government Agency	-	8,276,167	-	8,276,167
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	-	518,281	-	518,281
Short-Term Investments	464,815	-	-	464,815
Total	$464,815	$31,320,112	$-	$31,784,927
Other Financial Instruments
Liabilities
Futures Contracts*	($167,605)	$-	$-	($167,605)

*Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Open Futures Contracts.

See the Schedule of Investments for further disaggregation of investment categories. During the period ended April 30, 2024, the Fund did not recognize any transfers to or from Level 3.

The average monthly notional value of long futures contracts during the period ended April 30, 2024, was $6,437,512.